Concessions and Authorizations	12 Months Ended
Dec. 31, 2017
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Concessions and Authorizations
4.	CONCESSIONS AND AUTHORIZATIONS

Cemig holds the following concessions or authorizations:

	Company holding concession or authorization	Concession or authorization contract	Expiration date
POWER GENERATION
Hydroelectric plants
Emborcação	Cemig GT	07/1997	07/2025
Nova Ponte (1)	Cemig GT	07/1997	07/2025
Santa Luzia (1)	Cemig GT	07/1997	02/2026
Sá Carvalho (1)	Sá Carvalho	01/2004	12/2024
Rosal (1)	Rosal Energia	01/1997	05/2032
Machado Mineiro (1) Salto Voltão (1) Salto Paraopeba (1) Salto do Passo Velho (1)	Horizontes Energia	Resolution 331/2002	07/2025 10/2030 10/2030 10/2030
PCH Pai Joaquim (1)	Cemig PCH	Authorizing Resolution 377/2005	04/2032
Irapé (1)	Cemig GT	14/2000	02/2035
Queimado (Consortium) (1)	Cemig GT	06/1997	01/2033
Salto Morais (1)	Cemig GT	02/2013	07/2020
Rio de Pedras (1)	Cemig GT	02/2013	09/2024
Luiz Dias (1)	Cemig GT	02/2013	08/2025
Poço Fundo (1)	Cemig GT	02/2013	08/2025
São Bernardo (1)	Cemig GT	02/2013	08/2025
Xicão (1)	Cemig GT	02/2013	08/2025
Três Marias (2)	Cemig Geração Três Marias S.A.	08/2016	01/2046
Salto Grande (2)	Cemig Geração Salto Grande	09/2016	01/2046
Itutinga (2)	Cemig Geração Itutinga	10/2016	01/2046
Camargos (2)	Cemig Geração Camargos	11/2016	01/2046
Coronel Domiciano, Joasal, Marmelos, Paciência e Piau (2)	Cemig Geração Sul	12/2016 and 13/2016	01/2046
Dona Rita, Ervália, Neblina, Peti, Sinceridade and Tronqueiras (2)	Cemig Geração Leste	14/2016 and 15/2016	01/2046
Cajurú, Gafanhoto and Martins (2)	Cemig Geração Oeste S.A.	16/2016	01/2046
Thermal plants
Igarapé (1)	Cemig GT	07/1997	08/2024
POWER TRANSMISSION
National grid (3)	Cemig GT	006/1997	07/2015
Itajubá Substation (3)	Cemig GT	79/2000	10/2030
ELECTRICITY DISTRIBUTION (4)	Cemig D	002/1997 003/1997 004/1997 005/1997	12/2045
GAS DISTRIBUTION (4)	Gasmig	State Law 11,021/1993	01/2053

(1)	Generation concession contracts that are not within the scope of IFRC 12, whose infrastructure assets are recorded as PP&E since the concession grantor does not have control over whom the service is provided to as the output is being sold mainly in the Free Market (‘ACL’).
(2)	Generation concession contracts within the scope of scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(3)	Transmission concession contracts within the scope of IFRIC 12, under which Cemig has the right to receive cash and therefore, recognizes a concession financial assets.
(4)	Concession contracts that are within the scope of IFRIC 12 and under which the concession infrastructure assets are recorded under the intangible and financial assets bifurcation model.

Generation concessions

In the generation business, the Company sells electricity:

(1)	hrough auctions, to distributors to meet the demands of their captive markets; and

(2)	to Free Customers in the Free Market (Ambiente de Contratação Livre, or ACL).

In the Free Market, electricity is traded by the generation concession holders, small hydro plants (PCHs, or SHPs), self-producers, traders, and importers of electricity.

Free Customers are those that have demand of more than 3MW at a voltage of 69kV or higher, or at any voltage if their supply began after July 1995.

A customer that has opted for the Free Market may return to the regulated system only if it gives its distributor a five year prior notice. The purpose of this notice period is to ensure that if necessary the distributor will be able to buy additional electricity to supply the re-entry of Free Customers into the Regulated Market. The state-controlled generators can sell electricity to Free Customers but, unlike the private generators they are obliged to do so through an auction process.

Concessions of the Jaguara, São Simão, Miranda and Volta Grande hydroelectric plants

The concessions of the Jaguara, São Simão, Miranda and Volta Grande hydroelectric plants, operated by the subsidiary Cemig GT, expired in August 2013, January 2015, December 2016 and February 2017, respectively.

As per the original terms of the Concession Contracts of Jaguara, São Simão and Miranda plants, the Company believed that it had the right for the renewal of such concessions, as such, Cemig GT filed administrative and court proceedings requesting for the extension the contracts. These requests, however, were rejected by the Mining and Energy Ministry, on the view that the request was made out of time in relation to the period/rules set by Law 12,783/13.

As part of the court decision, in March 2017 the preliminary injunctions that had maintained Cemig GT in possession and operation of the concession of the Jaguara and Miranda plants were revoked. Cemig GT remained in control of the assets, and recognized revenues from the sale of electricity and the operational costs of the assets through the date that the preliminary injunction was revoked. From that date onwards, the Cemig GT ceased to recognize any depreciation on the assets and began to recognize revenues relating to the provision of services of operation and maintenance of these plants in accordance with the regime of quotas specified by Law 12,783/13. As ordered by the Mining and Energy Ministry Order 432/2015, the São Simão plant was operated under the Quotas Regime since September 2015.

Despite the ongoing court legal proceedings involving the São Simão, Jaguara and Miranda plants, on September 27, 2017, the federal government tendered the concessions for the São Simão, Jaguara, Miranda and Volta Grande plants. The Volta Grande plant concession contract expired in February 2017. These plants have total generation capacity of 2,922 MW, and the concession price in the bid amounted to R$ 12,131. The parties that won these concessions are not related to Cemig.

The new concession contracts were signed on November 10, 2017, and on this date extension of the periods in which Cemig GT was engaged to temporary continue to operate the assets was agreed upon as follows:

• Volta Grande plant:	November 30, 2017
• Jaguara and Miranda plants:	Until December 28, 2017
• São Simão plant:	Until May 9, 2018

The Annual Generation Revenue (Receita Anual de Geração, or RAG) of these plants in 2017 amounted to R$ 462, in 2017 (R$ 319 in 2016).

On August 3, 2017, the Mining and Energy Ministry Order 291/17 determined the amount payable to Cemig GT for the residual value of the infrastructure assets of the São Simão and Miranda plants at the end of the contract, at R$ 1,028, of which R$ 244 relates to residual value of the São Simão Plant, and R$ 784 for the residual value of the Miranda Plant – these amounts being expressed in Reais as of September 2015 and December 2016, respectively. The amounts are being adjusted, pro rata die, by the Brazilian Selic rate for federal securities, and the total adjustment recognized in 2017 as an operational income amounted to R$ 271 (more details in Notes 15 and 26). As of December 31, 2017, these amounts for a total of R$ 1,084, are recorded as concession financial assets.

Cemig GT is discussing, with the Mining and Energy Ministry, the criteria used to determine the amounts above, as well as the payment date, since that Order 291/17 establishes that the payment must be made by the federal government on or before December 31, 2018, provided that is subject to budget and financial availability.

As of December 31, 2017, investments made after the Jaguara, São Simão and Miranda plants came into operation, in the amounts of R$ 174, R$ 3 and R$ 23, respectively, are recorded as concession Financial assets, and the final determination of the amounts to be paid to Cemig Gt are under discussions with the regulator. Management does not expect losses in the realization of these amounts.

Power transmission concessions

Under its transmission concession contracts, the Company is authorized to charge a tariff for use of the Transmission System (Tarifa de Uso do Sistema de Transmissão, or TUST). Tariffs are adjusted annually on the same date the Permitted Annual Revenue (Receitas Anuais Permitidas, or RAP) of transmission concessions holders is adjusted. This tariff period starts on July 1 of the year of publication of the tariffs and runs until June 30 of the subsequent year.

The service of transport of large quantities of electricity over long distances, in Brazil, is provided by the National Grid, a network of transmission lines and substations operating at a voltage of 230kV or higher, referred to technically as the Basic Grid (Rede Básica).

Any agent of the electricity sector that produces or consumes electricity has the right to use the Basic Grid, as does the customer, provided that certain technical and legal requirements are met. This is referred to as Open Access, and in Brazil is guaranteed by law and by the regulator, Aneel.

The payment for use of transmission service also applies to generation provided by Itaipu /Binacional. However, due to the legal characteristics of that plant, the corresponding charges are assumed by holders of distribution concessions that hold a quotas of its output.

The estimated residual value of the infrastructure asset as the end of the concession is recorded as a financial asset, since there is an unconditional right to receive cash or other financial assets directly from the grantor at the end of the concession agreement period.

Onerous concessions

In obtaining the concessions for certain generation projects, Cemig GT is required to make payments to the regulator, over the period of the concession contract. Details on the concessions and the amounts to be paid are as follows:

Project	Percentage interest	Nominal value in 2017	Present value in 2017	Amortization period	Inflation index to be used to adjust historical amounts
Irapé	100.00	33	14	03/2006 – 02/2035	IGP-M
Queimado (Consortium)	82.50	8	4	01/2004 – 12/2032	IGP-M
Salto Morais Small Hydro Plant	100.00	—	—	06/2013 – 07/2020	IPCA
Rio de Pedras Small Hydro Plant	100.00	1	—	06/2013 – 09/2024	IPCA
Various Small Hydro Plants (*)	100.00	3	3	06/2013 – 08/2025	IPCA

(*)	Luiz Dias, Poço Fundo, São Bernardo and Xicão.

The concessions to be paid to the grantor provide for monthly instalments with different values over time. The payments are recorded as an intangible asset, representing a right to operate the concession, they are recorded as from the date of signature of the contracts at the present value of the future payment obligations.

The amounts paid to the grantor in 2017, the present value and the nominal value of the portions to be paid in the next 12 months, are as follows:

Project	Percentage interest	Amounts paid in 2017	Present value of amounts to be paid in the next 12 months	Nominal value of amounts to be paid in 12 months
Irapé	100.00	2	2	2
Queimado (Consortium)	82.50	1	1	1
Salto Morais, Rio de Pedras and Others	100.00	1	1	1

The rates used to discount future payments was 12.50% for the small hydro plants and 5.10% for the conventional hydroelectric plants, which represent the average rates for raising funds in normal conditions on the date each concession was entered into.

Power distribution concessions

Cemig D owns the concession for the distribution of electricity in the greater part of the State of Minas Gerais, expiring in December 2045.

As determined by the concession contract, all assets and facilities that are used in the provision of the distribution service and which have been constructed by the concession holder are considered part of the assets of the related concession and must be returned to the grantor at the end of the contract. Cemig is entitled to receive a payment for the residual value of the infrastructure assets at the end of the concession contract taking into consideration the amounts involved and the timing when they became part of the infrastructure.

Cemig D subject to make any payments to the grantor in order to operate the distribution concessions, but is required to comply with requirements related to the quality and investments made as prescribed by the concession contract.

The concession contracts and the Brazilian legislation establish a mechanism of maximum prices that allows for three types of adjustments to tariffs: (i) an annual tariff adjustment; (ii) periodic review of tariffs; and (iii) extraordinary reviews.

Each year Cemig D has the right to request for the annual adjustment, the purpose of which is to be compensated for the effects of inflation on the tariffs, and to allow for certain changes in costs that are outside the Cemig D’s control to be passed through to clients – for example the cost of electricity purchased for resale and sector charges including charges for the use of the transmission and distribution facilities.

Also, the regulator makes a Periodic Review of tariffs every five years, which aims to make adjustments due to changes in Cemig D’s costs, and to establish a factor based on scale gains, which will be applied in the annual tariff adjustments, for the purpose of sharing such gains with Cemig D’s customers.

Cemig D also has the right to request an extraordinary review of tariffs, in the event that any unforeseen development significantly affects the economic-financial equilibrium of the concession. The Periodic Review and the Extraordinary Review are subject, to a certain degree, to the discretion of the regulator, although there are pre-established provisions for each revision cycle. When Cemig D requests an annual tariff adjustment, it is required to prove the financial impact on operations resulting from these events.

Under the distribution concession contracts, Cemig D is authorized to charge customers a tariff consisting of two components: (i) One part relating to costs of energy purchased for resale, charges for use of the transmission grid and charges for use of the distribution system that are not under its control (‘Portion A costs’); and (ii) a portion relating to operating costs (‘Portion B costs’).

Renewal of the distribution concessions

On December 21, 2015, Cemig D signed, with the Mining and Energy Ministry, the Fifth Amendment to its concession contracts, extending its electricity distribution concessions for an additional 30 years, as from January 1, 2016.

The principal characteristics and terms of the Amendment are as follows:

•	The annual tariff adjustment will occur on May 28 of each year, starting in 2016; with the adjustment provisions specified in the previous concession contract remained unchanged. For the subsequent tariff adjustments the rules set for in Clause 6 of the Amendment will be applied.

•	Limitation of in the distribution of dividends and/or payment of Interest on Equity to the minimum established by law, in the envent of non-compliance with the annual indicators for outages (DECi and FECi) for two consecutive years, or three times in a period of five years, until the regulatory parameters are restored.

•	Requirement for injections of capital from the controlling Shareholder in an amount sufficient to meet the minimum conditions for economic and financial sustainability.

•	Subject to the compliance of efficiency criteria related to continuity of supply and the economic and financial management to guarantee the concession’s operations as follows: (i) for five years starting January 1, 2016, any non-compliance for two consecutive years, or non-compliance with any of the conditions at the end of five years, will result in cancelation of the concession contract; (ii) starting January 1, 2021, any non-compliance for three consecutive years with the criteria of efficiency in continuity of supply, or for two consecutive years with the criteria of efficiency in economic and financial management, will result in proceedings to establish expiration of the concession.

The criteria of efficiency in economic and financial management are as follows:

•	Operational cash generation (–) QRR¹ (–) interest on the debt[2] ≥ 0;

•	Ebitda[3] ≥ 0 (by end of 2017, then maintained in 2018, 2019 and 2020);

•	[Ebitda (–) QRR] ≥ 0 (by end-2018, maintained in 2019 and 2020);

•	{Net debt4 / [Ebitda (–) QRR]} ≤ 1 / (80% of the Selic rate) (by the end of 2019); and,

•	{Net debt / [Ebitda (–) QRR]} ≤ 1 / (111% of the Selic rate) (by the end of 2020).

(1)	QRR – ‘Quota of regulatory reintegration’ = regulatory depreciation expense.
(2)	Net debt x 111% of the Selic rate.
(3)	Calculated according to the method defined by Aneel, contained in distribution concession contract.
(4)	Gross debt, less financial assets.

Cemig D was in compliance with the above criteria as of December 31, 2017.

Gas distribution concessions

The concessions for distribution of natural gas are granted by each Brazilian states. In the state of Minas Gerais the tariffs for natural gas are set by the regulator, the State’s Economic Development Secretariat, by market segment. The tariffs is comprised of a portion for the cost of gas and a portion for the distribution of gas. Each quarter the tariffs are adjusted to pass through the cost of gas, and once a year they are adjusted to update the portion allocated to cover the costs relating to the provision of the distribution service – remuneration of invested capital and to cover all the operating, commercial and administrative expenses of the concession holder.

In addition, in April 2015 the Economic Development Secretariat sent to the subsidiary Gasmig an Official Letter, SEDE/GAB/Nº303/2014 stating the timetable set for the first Tariff Review cycle. The definition of such cycle is still in progress, and estimated completion in the beginning of the second half of 2017. These reviews will take place every five years, with the purpose of assessing the changes in the costs of the Gasmig, and to adjust the accordingly adjust the tariffs. The concession contract also states the possibility of an extraordinary review of tariffs if any event occurs that puts the economic-financial balance of the concession at risk.

On December 26, 2014 the Second Amendment to the concession contract was signed by Gasmig and the Minas Gerais State Government, extending the concession period to an additional 30 years, in which Gasmig may commercially operate the services of industrial, commercial, institutional and residential piped gas in the state of Minas Gerais. The expiration date of the contract was thus extended from January 10, 2023 to January 10, 2053.